UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.3%
AUSTRALIA 5.8%
REAL ESTATE
DIVERSIFIED 3.1%
BGP Holdings PLC (EUR)(a),(b)	4,151,319	$58,901
Dexus Property Group	1,864,379	13,916,242
		13,975,143
INDUSTRIALS 2.0%
Goodman Group	1,592,758	9,418,548

RETAIL 0.7%
Scentre Group	970,984	3,182,457
TOTAL AUSTRALIA		26,576,148

AUSTRIA 1.2%
REAL ESTATE—DIVERSIFIED
BUWOG AG	209,037	5,273,965

BELGIUM 0.3%
REAL ESTATE—RESIDENTIAL
Aedifica SA	19,913	1,499,981

CANADA 1.8%
REAL ESTATE
OFFICE 1.3%
Allied Properties REIT	217,284	5,896,740

RETAIL 0.5%
Smart Real Estate Investment Trust	96,326	2,366,410
TOTAL CANADA		8,263,150

FRANCE 3.1%
REAL ESTATE
DIVERSIFIED 1.2%
Gecina SA	40,678	5,519,880

RETAIL 1.9%
Klepierre	214,840	8,356,314
TOTAL FRANCE		13,876,194

GERMANY 4.7%
REAL ESTATE
DIVERSIFIED 0.9%
TLG Immobilien AG	208,123	4,055,297

	Number of Shares	Value
OFFICE 1.1%
Alstria Office REIT AG	408,793	$5,002,070

RESIDENTIAL 2.7%
ADO Properties SA, 144A(c)	71,247	2,555,331
Deutsche Wohnen AG	300,426	9,892,060
		12,447,391
TOTAL GERMANY		21,504,758

HONG KONG 6.6%
REAL ESTATE
DIVERSIFIED 5.8%
Cheung Kong Property Holdings Ltd.	1,295,500	8,726,684
Hang Lung Properties Ltd.	3,533,000	9,183,118
Sun Hung Kai Properties Ltd.	576,158	8,466,479
		26,376,281
RETAIL 0.8%
Link REIT	511,000	3,580,255
TOTAL HONG KONG		29,956,536

JAPAN 11.2%
REAL ESTATE
DIVERSIFIED 7.8%
Activia Properties	1,495	7,130,558
Mitsui Fudosan Co., Ltd.	716,877	15,286,679
Sumitomo Realty & Development Co., Ltd.	191,000	4,951,280
Tokyo Tatemono Co., Ltd.	623,100	8,216,211
		35,584,728
OFFICE 2.0%
Hulic REIT	1,453	2,409,268
Kenedix Office Investment Corp.	675	3,977,364
Nippon Building Fund	495	2,707,761
		9,094,393
RETAIL 1.4%
Japan Retail Fund Investment Corp.	3,104	6,089,227
TOTAL JAPAN		50,768,348

NORWAY 0.5%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)	195,170	2,130,999

	Number of Shares	Value
SINGAPORE 0.3%
REAL ESTATE—INDUSTRIALS
Global Logistic Properties Ltd.	763,000	$1,516,346

SPAIN 1.0%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA	173,513	2,493,346
Merlin Properties Socimi SA	198,102	2,214,793
		4,708,139
SWEDEN 0.4%
REAL ESTATE—DIVERSIFIED
Fastighets AB Balder, Class B(b)	87,837	1,833,072

UNITED KINGDOM 5.8%
REAL ESTATE
DIVERSIFIED 0.7%
LondonMetric Property PLC	1,695,587	3,394,794

HEALTH CARE 0.6%
Assura PLC	3,958,872	2,869,402

INDUSTRIALS 2.1%
Segro PLC	1,663,811	9,509,898

OFFICE 0.3%
Workspace Group PLC	122,165	1,201,526

RESIDENTIAL 0.8%
UNITE Group PLC	460,245	3,670,321

SELF STORAGE 1.3%
Big Yellow Group PLC	504,096	4,613,707
Safestore Holdings PLC	275,550	1,308,447
		5,922,154
TOTAL UNITED KINGDOM		26,568,095

UNITED STATES 56.6%
REAL ESTATE
HEALTH CARE 3.5%
HCP	449,877	14,072,153
Quality Care Properties(b)	92,270	1,740,212
		15,812,365
HOTEL 4.0%
Apple Hospitality REIT	124,511	2,378,160
Hilton Worldwide Holdings	138,486	8,095,891

	Number of Shares	Value
Red Rock Resorts, Class A	103,337	$2,292,015
Sunstone Hotel Investors	338,514	5,189,420
		17,955,486
INDUSTRIALS 0.9%
Prologis	81,419	4,224,018

OFFICE 13.9%
Alexandria Real Estate Equities	35,143	3,884,004
Corporate Office Properties Trust	142,347	4,711,686
Cousins Properties	891,848	7,375,583
Douglas Emmett	218,785	8,401,344
Empire State Realty Trust, Class A	289,045	5,965,889
Kilroy Realty Corp.	77,549	5,589,732
Parkway	160,661	3,195,547
SL Green Realty Corp.	114,623	12,221,104
Vornado Realty Trust	119,702	12,007,308
		63,352,197
RESIDENTIAL 16.6%
APARTMENT 9.5%
Apartment Investment & Management Co.	100,691	4,465,646
AvalonBay Communities	85,549	15,706,796
Essex Property Trust	51,171	11,847,622
UDR	306,312	11,106,873
		43,126,937
MANUFACTURED HOME 3.6%
Equity Lifestyle Properties	63,881	4,922,670
Sun Communities	140,428	11,280,581
		16,203,251
SINGLE FAMILY 2.0%
American Homes 4 Rent, Class A	397,195	9,119,597

STUDENT HOUSING 1.5%
Education Realty Trust	169,517	6,924,770
TOTAL RESIDENTIAL		75,374,555

SELF STORAGE 3.5%
Extra Space Storage	100,547	7,479,691
Public Storage	39,363	8,616,954
		16,096,645

		Number of Shares	Value
SHOPPING CENTERS 9.2%
COMMUNITY CENTER 3.8%
Brixmor Property Group		200,885	$4,310,992
Tanger Factory Outlet Centers		167,574	5,491,400
Weingarten Realty Investors		223,475	7,461,830
			17,264,222
FREE STANDING 2.4%
Realty Income Corp.		184,724	10,996,620

REGIONAL MALL 3.0%
Simon Property Group		79,213	13,627,012
TOTAL SHOPPING CENTERS			41,887,854

SPECIALTY 5.0%
CyrusOne		91,335	4,701,012
Digital Realty Trust		42,453	4,516,575
DuPont Fabros Technology		122,068	6,053,352
Equinix		9,366	3,749,865
GEO Group/The		76,691	3,556,162
			22,576,966
TOTAL UNITED STATES			257,280,086
TOTAL COMMON STOCK (Identified cost—$418,268,428)			451,755,817

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(d)		1,500,000	1,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,500,000)			1,500,000
TOTAL INVESTMENTS (Identified cost—$419,768,428)	99.6%		453,255,817
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		1,592,635
NET ASSETS	100.0%		$454,848,452

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Non-income producing security.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $4,686,330 or 1.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d) Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	22.1
Residential	20.4
Office	19.1
Shopping Centers	9.2
Industrials	5.3
Retail	5.3
Specialty	5.0
Self Storage	4.8
Health Care	4.1
Hotel	4.0
Other	0.7
100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Australia	$26,576,148	$26,517,247	$—	$58,901	(a)
Other Countries	425,179,669	425,179,669	—	—
Short-Term Investments	1,500,000	—	1,500,000	—
Total Investments(b)	$453,255,817	$451,696,916	$1,500,000	$58,901

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock- Australia
Balance as of December 31, 2016	$228,982
Sales(a)	(185,691)
Realized gain(loss)(a)	185,691
Change in unrealized appreciation(depreciation)(a)	(170,081)
Balance as of March 31, 2017	$58,901

(a) Amount represents proceeds received as part of a liquidating distribution from BGP Holdings PLC and is included in change in unrealized appreciation (depreciation).

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $15,610.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable	Input
	at March 31, 2017	Technique	Inputs	Values
Common Stock — Australia	$58,901	Estimated Distributions Less Discount Rate	Discount Rate	20.00%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock — Australia is a discount rate to reflect the uncertainty regarding the amount and timing of distributions. Significant increases (decreases) in these inputs may result in a materially lower (higher) fair value measurement.

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$419,768,428
Gross unrealized appreciation	$40,575,129
Gross unrealized depreciation	(7,087,740)
Net unrealized appreciation (depreciation)	$33,487,389

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017